Quarterly Results of Operations	12 Months Ended
Dec. 31, 2022
Quarterly Results of Operations [Abstract]
Quarterly Results of Operations

27. Quarterly Results of Operations (Unaudited)

Amounts below reflect the adoption of ASU 2018-12 effective January 1, 2023. See Note 3 for transition disclosures related to the adoption of this ASU.

The unaudited quarterly results of operations (in millions) were as follows:

	For the Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	2022	2022	2022	2022

Total revenues	$4,675	$4,414	$4,265	$4,203
Total expenses	4,222	4,662	7,045	3,740
Net income (loss)	390	(171)	(2,292)	398